Class A Common Stock Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Class Common Stock Subject To Possible Redemption
Class A Common Stock Subject to Possible Redemption

Note 7—Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 50,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of September 30, 2021, there were 5,800,000 shares of Class A common stock outstanding, 5,750,000 shares of which were subject to possible redemption and are classified outside of permanent equity in the unaudited condensed balance sheet. As of December 31, 2020, there were no shares of Class A common stock issued or outstanding.

The Class A common stock subject to possible redemption reflected on the unaudited condensed balance sheet is reconciled on the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(3,998,225)
Plus:
Accretion of carrying value to redemption value	7,678,225
Class A common stock subject to possible redemption	$58,075,000